Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Global Dynamic Dividend Fund

Shares or Principal Amount		Value
COMMON STOCKS—99.5%
AUSTRALIA—0.7%
Materials—0.7%
Rio Tinto PLC, ADR	32,500	$ 1,963,325
BRAZIL—1.6%
Industrials—1.0%
CCR SA	1,447,300	2,781,150
Materials—0.6%
Vale SA, ADR	161,500	1,500,335
Total Brazil		4,281,485
CANADA—1.3%
Energy—1.3%
Enbridge, Inc.(a)	81,400	3,519,736
CHINA—2.1%
Communication Services—1.4%
Tencent Holdings Ltd.	73,300	3,856,693
Financials—0.7%
Ping An Insurance Group Co. of China Ltd., H Shares	322,800	1,817,584
Total China		5,674,277
DENMARK—1.8%
Financials—1.1%
Tryg AS	156,000	3,160,333
Health Care—0.7%
Novo Nordisk AS, Class B	21,600	1,823,571
Total Denmark		4,983,904
FRANCE—5.3%
Consumer Discretionary—0.8%
LVMH Moet Hennessy Louis Vuitton SE	3,200	2,340,494
Consumer Staples—1.9%
Danone SA	40,800	2,857,834
Pernod Ricard SA	21,100	2,409,815
		5,267,649
Energy—0.9%
TotalEnergies SE, ADR(a)	41,200	2,390,836
Industrials—0.6%
Teleperformance SE	18,367	1,719,917
Utilities—1.1%
Engie SA	175,700	2,900,435
Total France		14,619,331
GERMANY—4.0%
Communication Services—1.1%
Deutsche Telekom AG	90,200	3,026,116
Consumer Discretionary—0.9%
Mercedes-Benz Group AG	40,900	2,488,362
Financials—1.1%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,400	2,926,974
Utilities—0.9%
RWE AG	84,100	2,606,154
Total Germany		11,047,606
Shares or Principal Amount		Value

HONG KONG—0.6%
Financials—0.6%
Hong Kong Exchanges & Clearing Ltd.	42,300	$ 1,655,607
IRELAND—1.0%
Information Technology—1.0%
Accenture PLC, Class A	7,400	2,848,630
ISRAEL—0.7%
Energy—0.7%
Energean PLC	163,600	1,874,535
JAPAN—1.3%
Financials—1.3%
Mitsubishi UFJ Financial Group, Inc.	288,300	3,645,954
NETHERLANDS—4.3%
Financials—1.3%
ING Groep NV, Series N	208,000	3,457,145
Information Technology—2.5%
ASML Holding NV	4,600	3,402,910
BE Semiconductor Industries NV	28,000	3,570,879
		6,973,789
Materials—0.5%
OCI NV	118,750	1,367,459
Total Netherlands		11,798,393
SINGAPORE—1.3%
Financials—1.3%
Oversea-Chinese Banking Corp. Ltd.	280,300	3,575,164
SOUTH KOREA—0.4%
Materials—0.4%
LG Chem Ltd.(b)	7,100	1,151,517
SPAIN—0.8%
Consumer Discretionary—0.8%
Amadeus IT Group SA	29,060	2,126,540
TAIWAN—3.0%
Information Technology—3.0%
Hon Hai Precision Industry Co. Ltd.	467,700	2,497,347
Taiwan Semiconductor Manufacturing Co. Ltd.	170,200	5,680,099
		8,177,446
UNITED KINGDOM—5.3%
Consumer Discretionary—0.9%
Playtech PLC(b)	153,500	1,398,886
Taylor Wimpey PLC	782,900	1,159,472
		2,558,358
Financials—1.3%
London Stock Exchange Group PLC	23,800	3,541,629
Health Care—1.3%
AstraZeneca PLC, ADR(a)	49,900	3,530,924
Industrials—1.0%
BAE Systems PLC	180,200	2,723,944
Real Estate—0.8%
UNITE Group PLC, REIT	196,900	2,085,525
Total United Kingdom		14,440,380

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2025
abrdn Global Dynamic Dividend Fund

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
UNITED STATES—64.0%
Communication Services—3.6%
Alphabet, Inc., Class C(a)	48,600	$ 9,992,160
Consumer Discretionary—6.1%
Genuine Parts Co.(a)	22,500	2,615,625
Lowe's Cos., Inc.(a)	16,100	4,186,644
NIKE, Inc., Class B	30,200	2,322,380
TJX Cos., Inc.(a)	37,400	4,667,146
Wyndham Hotels & Resorts, Inc.	27,550	2,893,301
		16,685,096
Consumer Staples—5.3%
Coca-Cola Co.(a)	50,700	3,218,436
Keurig Dr. Pepper, Inc.	110,900	3,559,890
Mondelez International, Inc., Class A(a)	43,000	2,493,570
Nestle SA	28,810	2,447,139
Target Corp.(a)	20,300	2,799,573
		14,518,608
Energy—2.1%
Schlumberger NV	47,900	1,929,412
Williams Cos., Inc.(a)	70,985	3,934,699
		5,864,111
Financials—9.9%
Bank of America Corp.(a)	80,700	3,736,410
Blackstone, Inc.	17,100	3,028,581
CME Group, Inc.	13,300	3,145,716
Fidelity National Information Services, Inc.	39,539	3,221,242
Goldman Sachs Group, Inc.	8,200	5,251,280
JPMorgan Chase & Co.	20,100	5,372,730
MetLife, Inc.	41,000	3,546,910
		27,302,869
Health Care—9.3%
AbbVie, Inc.(a)	22,112	4,066,397
CVS Health Corp.	37,100	2,095,408
Eli Lilly & Co.(a)	1,700	1,378,836
Johnson & Johnson	11,700	1,780,155
Medtronic PLC(a)	29,000	2,633,780
Merck & Co., Inc.	29,100	2,875,662
Roche Holding AG	11,010	3,461,232
Sanofi SA	38,300	4,162,522
UnitedHealth Group, Inc.(a)	5,592	3,033,604
		25,487,596
Industrials—6.4%
FedEx Corp.(a)	9,700	2,569,239
Ferrovial SE	65,947	2,814,835
Honeywell International, Inc.	12,400	2,774,128
Norfolk Southern Corp.	13,400	3,421,020
Schneider Electric SE	11,800	2,992,771
Waste Management, Inc.	13,400	2,951,484
		17,523,477
Information Technology—14.7%
Amdocs Ltd.	36,500	3,218,935
Shares or Principal Amount		Value

Analog Devices, Inc.	14,500	$ 3,072,405
Apple, Inc.(a)	36,400	8,590,400
Broadcom, Inc.(a)	41,060	9,085,346
Cisco Systems, Inc.	61,200	3,708,720
Microsoft Corp.(a)	24,626	10,221,268
Oracle Corp.	15,000	2,550,900
		40,447,974
Materials—2.0%
Linde PLC	8,300	3,685,202
Newmont Corp.	43,700	1,866,864
		5,552,066
Real Estate—1.7%
American Tower Corp., REIT	11,500	2,126,925
Gaming & Leisure Properties, Inc., REIT(a)	53,991	2,612,625
		4,739,550
Utilities—2.9%
CMS Energy Corp.(a)	43,800	2,890,800
FirstEnergy Corp.	59,600	2,372,080
NextEra Energy, Inc.(a)	37,100	2,654,876
		7,917,756
Total United States		176,031,263
Total Common Stocks		273,415,093
CORPORATE BONDS—0.0%
UNITED STATES—0.0%
Diversified Financial Services—0.0%
Fixed Income Pass-Through Trust, Class B, 0.00%, 01/15/2087(c)(d)	$500,000	500
Total Corporate Bonds		500
PREFERRED STOCKS—1.1%
SOUTH KOREA—1.1%
Information Technology—1.1%
Samsung Electronics Co. Ltd.	107,100	3,143,436
Total Preferred Stocks		3,143,436
Total Investments (Cost $222,876,233)—100.6%		276,559,029
Liabilities in Excess of Other Assets—(0.6%)		(1,683,101)
Net Assets—100.0%		$274,875,928

(a)	All or a portion of the security has been designated as collateral for the line of credit.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	The maturity date presented for these instruments represents the next call/put date.

ADR	American Depositary Receipt
EUR	Euro Currency
PLC	Public Limited Company
REIT	Real Estate Investment Trust
USD	U.S. Dollar

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Global Dynamic Dividend Fund

As of January 31, 2025, the Fund held the following forward foreign currency contracts:

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
04/10/2025	Goldman Sachs & Co.	USD	20,326,876	EUR	19,400,000	$20,189,045	$137,831

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
4

Notes to Portfolio of Investments  (concluded)
January 31, 2025 (unaudited)

The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
5